Debt - Schedule of Difference in Contractual Cash Flows for Debt Excluding Finance Lease Liabilities with the Carrying Amount (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	$ 52,322	$ 54,825
Bank and other borrowings	2,078	2,551
Total (excluding interest)	54,400	57,376
Interest	20,056	22,010
Carrying amount	81,541	83,795
EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	21,672	21,675
Carrying amount	0	0
US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	30,650	33,150
Carrying amount	0	0
Bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(567)	(1,210)
Carrying amount	51,755	53,615
Bonds | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(414)	(936)
Carrying amount	21,258	20,739
Bonds | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(153)	(274)
Carrying amount	30,497	32,876
Bank and other borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(1)	(14)
Carrying amount	2,077	2,537
Total (excluding interest)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(568)	(1,224)
Carrying amount	53,832	56,152
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	4,292	3,365
Bank and other borrowings	1,060	1,229
Total (excluding interest)	5,352	4,594
Interest	1,569	1,669
Less than one year | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	3,042	865
Less than one year | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	1,250	2,500
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	6,194	4,184
Bank and other borrowings	230	335
Total (excluding interest)	6,424	4,519
Interest	1,452	1,574
Between 1 and 2 years | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	3,444	2,934
Between 1 and 2 years | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,750	1,250
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	3,856	6,054
Bank and other borrowings	73	64
Total (excluding interest)	3,929	6,118
Interest	1,285	1,463
Between 2 and 3 years | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	1,106	3,304
Between 2 and 3 years | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,750	2,750
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,489	3,817
Bank and other borrowings	346	156
Total (excluding interest)	2,835	3,973
Interest	1,207	1,314
Between 3 and 4 years | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,489	1,067
Between 3 and 4 years | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	0	2,750
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	5,442	2,400
Bank and other borrowings	53	63
Total (excluding interest)	5,495	2,463
Interest	1,177	1,233
Between 4 and 5 years | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	3,942	2,400
Between 4 and 5 years | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	1,500	0
5 years and later
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	30,049	35,005
Bank and other borrowings	316	704
Total (excluding interest)	30,365	35,709
Interest	13,366	14,757
5 years and later | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	7,649	11,105
5 years and later | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	$ 22,400	$ 23,900